[Letterhead]
MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
May 12, 2006
VIA OVERNIGHT COURIER
Mr. Mark Webb
Legal Branch Chief
Division of Corporation Finance
Mail Stop 0408
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Home Bancshares, Inc.
Amendment No. 1 to Registration Statement on Form S-1
File No. 333-132427
Filed April 25, 2006
Amendment No. 1 to Registration Statement on Form 10
File No. 000-51904
Filed May 1, 2006
Dear Mr. Webb:
     Following are responses of Home BancShares, Inc. to the comments contained in the staff’s letter to Mr. John W. Allison, dated May 5, 2006. For convenient reference, this response letter duplicates the text of each numbered comment, as well as the headings contained in the staff’s comment letter.

MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
Mr. Mark Webb
May 12, 2006

     Amendment No. 2 to the referenced S-1 Registration Statement has been transmitted via EDGAR on the date of this response letter. We have included with this letter two copies of Amendment No. 2, of which one copy is marked to show changes from Amendment No. 1 to the S-1 Registration Statement as filed April 25, 2006. Where appropriate, the responses below refer to specific pages or sections of Amendment No. 2.
Comments and Responses
Amendment No. One to Registration Statement on Form S-1
General
     1. As applicable, please amend your Form 10 in response to these comments.
     Response: We will file an amendment to the Form 10 Registration Statement that incorporates by reference Amendment No. 2 to the S-1 Registration Statement. We will similarly incorporate by reference into the Form 10 Registration Statement subsequent amendments to the S-1 Registration Statement, or will otherwise amend the Form 10 Registration Statement as necessary prior to its effective date.
Risk Factors, page 9
     2. We note your response to our comment 7 of our comment letter to you dated April 13, 2005. As we requested, please quantity the extent of dilution that will result immediately after the offering when you convert the preferred stock to common and quantify the extent of dilution that would result if all of the options that are exercisable after the offering are exercised. In addition, please change the word “may” to “will” since the dilution will occur upon the conversion of the preferred stock.
     Response: We have revised the risk factor to make clear that the per share dilution amount takes into account the planned conversion to common stock of all shares of Class A preferred stock and Class B preferred stock. See page 15 of Amendment No. 2. The per share dilution figure that will be inserted into the risk factor will be taken from the dilution table appearing on page 19.
     Supplementally, you are advised that we have removed from the risk factor the discussion of option exercises. Based upon the number of options exercisable after the offering and the average exercise prices of those options (481,224 shares of common stock at a weighted average price of $9.50 per share; 9,239 shares of common stock at an average price of $8.66 per share; and 71,481 shares of common stock at an average price of $6.36 per share, assuming exercise and conversion of outstanding options for shares of Class A preferred stock and Class B preferred stock, respectively), we believe that exercises of all outstanding options would increase net tangible book value per share above the pro forma figure of $8.45 as of March 31, 2006.

MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
Mr. Mark Webb
May 12, 2006

Allowance for Loan Losses, page 38
     3. Please refer to prior comment 9. Please revise to provide an expanded discussion of the loan officer’s portfolio, including how the issue arose, what steps you have taken to ensure similar issues do not arise in the future, quantification of the gross portfolio, total amounts charged off to date, total related provisions to date and the total allowance remaining at the balance sheet date.
     Response: The requested change has been made. See page 44 of Amendment No. 2.
Consolidated Statements to Stockholders’ Equity, page F-6
     4. Please refer to comment 18. Please revise to c1arify why you have not presented the unrealized gain from your equity method investments on a “net of tax” basis. Please refer to paragraph 36 of SFAS 109. Also, it appears the amount recorded in 2005 is an unrealized gain although it is identified as a loss. Please revise to clarify.
Response: We refer to paragraph 135 of SFAS 115, which reads as follows:

If a subsidiary or other investee that is accounted for by the equity method is required to include unrealized holding gains and losses on investments in debt and equity securities in the stockholders’ equity section of the balance sheet pursuant to the provisions of Statement 115, the parent or investor shall adjust its investment in that investee by its proportionate share of the unrealized gains and losses and a like amount shall be included in the stockholders’ equity section of its balance sheet.
     Since White River Bancshares has already applied the provisions of paragraph 36 of SFAS 109, HBI is recording its proportionate share and a like amount in stockholders’ equity. We believe the provisions of paragraph 36(b) are required only if HBI itself directly held the securities. We have expanded the disclosure on F-7 and F-8 to note that the amount reflected in Stockholder’s Equity is net of taxes recorded by the unconsolidated affiliate.
     We have corrected F-8 to properly reflect an unrealized loss on investment securities available for sale associated with our unconsolidated affiliate.
Note 1: Summary of Significant Accounting Policies
Operating Segments, page F-11
     5. Please refer to prior comment 19, in which we note your disclosure that management makes decisions regarding resource allocation and performance assessment based

MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
Mr. Mark Webb
May 12, 2006

on subsidiary bank-by-bank basis. Based on this policy, each subsidiary bank meets the definition of an operating segment as defined in paragraph 10 of SFAS 131. Under paragraph 16 of that standard, separate information shall be reported for operating segments that exceed the quantitative thresholds set forth in paragraph 18. Aggregation is not appropriate if those thresholds are exceeded. Please revise to include the disclosures required for each operating segment under SFAS 131 or provide us your quantitative threshold calculations under paragraph 18.
     Response: While we agree that each subsidiary bank meets the definition of an operating segment as defined in paragraph 10 of SFAS 131, we continue to believe that paragraph 17 of SFAS 131 permits us to aggregate our banks. The banks have similar economic characteristics and are similar in each of the following areas: (a) the nature of the products and services, (b) the nature of the production processes, (c) the type or class of customer for their products and services, (d) the methods used to distribute their products or provide their services, and (e) if applicable, the nature of the regulatory environment (e.g. banking).
     We believe that paragraph 17 of SFAS 131 must be tested first before proceeding to paragraph 18 to determine whether or not aggregated segments meet the quantitative thresholds to require disclosure. This conclusion is consistent with the diagram located at paragraph 127 of SFAS 131, which indicates that you first aggregate similar segments before you apply the quantitative thresholds of paragraph 18. Since all of our segments have been aggregated into one segment under paragraph 17, we do not have any segments to report under paragraph 18.
     The above conclusion is further supported by FASB Staff Implementation Guidance Question 7, which reads as follows:
7.Q — May Segment E (below the 10 percent thresholds) be aggregated with Segment D (above the 10 percent thresholds) if only a majority of the aggregation criteria are met?

A — No. The aggregation criteria in paragraph 17 of Statement 131 (which requires all of the specified criteria to be met) permits aggregation of identified operating segments prior to an evaluation of the significance of the identified operating segments to determine which are reportable. In other words, segments are first identified, then identified segments may be aggregated, if management so chooses, and if the aggregation criteria in paragraph 17 of Statement 131 are met (at this stage all of the specified criteria must be met to be able to aggregate the identified operating segments). Next an evaluation of the significance of the identified operating units is performed to determine which are reportable.

MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
Mr. Mark Webb
May 12, 2006

     We believe that community banking is our only operating segment. Although we operate five subsidiary banks, management chooses to aggregate all of our banks under paragraph 17 of Statement 131. Management believes this aggregation is allowed because we meet each of the five criteria of paragraph 17, as follows:
a.	The Nature of the Products and Services. All of our banks provide similar products and services, such as lending and deposit services. All of the banks make commercial loans, real estate loans and consumer loans. All of the banks’ deposit services include checking accounts, savings accounts, money market accounts and certificates of deposit.
b.	The Nature of the Production Processes. All of our banks operate under similar production processes which are determined at the holding company, such as the lending process. We have established common documentation and lending policies, based on the type of loan, at all of our bank subsidiaries.
c.	The Type and Class of Customer for Their Products and Services. All of our banks are focused on similar types or classes of customers, i.e., businesses, real estate developers and investors, individuals, and municipalities.
d.	The Methods Used to Distribute Their Products or Provide Their Services. All of our banks have similar operating characteristics, such as branch banking locations managed by our bank presidents, under guidelines established by the holding company.
e.	The Nature of the Regulatory Environment. All of our banks are governed by similar federal regulatory guidelines.
     Furthermore, all of our banks share some of the same customers and products. For example, our banks leverage customer relationships with one another by participating collectively in large loans that they otherwise would not be able to extend individually. Also, we meet weekly with our bank presidents to discuss corporate policies, asset/liability concerns, business issues and opportunities to expand products and services within our network of banks. As a result of these meetings, we are able to capitalize on the strengths of our bank presidents, and their products and services by sharing the best practices of each institution.
     In conclusion, we believe we meet the aggregation criteria set forth in paragraph 17 of SFAS 131. As a result of meeting the aggregation criteria, management chooses to aggregate our banks into one segment, community banking.

MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
Mr. Mark Webb
May 12, 2006

     We request the opportunity to discuss this matter by conference call if you do not agree with our assessment.
Derivative Financial Instruments, page F-14
     6. Please refer to prior comment 21 and revise to disclose how you assess hedge effectiveness for your interest rate swap. If you are using the shortcut method, please clarify how you have met the requirements of paragraph 68 of SFAS 133.
     Response: The requested change has been made. See page F-14 of Amendment No. 2.
Note 2: Acquisitions, page F-17
     7. Please refer to our prior comment 25. We remind you that we will defer review of your response until you have finalized the pricing of your offering.
     Response: To enable you to begin your analysis on this issue, we are advised by the underwriters that the midpoint price range for this offering is currently $17.00 to $18.00. We anticipate filing an Amendment No. 3 next week and will include in that amendment the price range. We hope to be able to resolve all of our outstanding issues with our 3rd amendment and print our preliminary prospectus.
     8. Please refer to prior comment 27 and 28. We are unable to locate revisions responsive to these comments. Please revise or advise.
     Response: Prior comment 27 requested that we discuss, either in the footnotes to the financials or in MD&A, the factors which led to the net loss of our investment in White River Bancshares. In response we added the following sentence in MD&A (see page 32 of Amendment No. 1, or page 36 of Amendment No. 2): “White River Bancshares is currently operating at a loss as a result of their status as a start-up entity.” Supplementally, White River Bancshares’ subsidiary, Signature Bank, began operating in May 2005. Its losses during 2005 were projected. We believe that disclosure to our prospective investors would not be materially improved by a discussion of factors that have caused a newly chartered bank to suffer a loss in its first seven months of operation. We have noted elsewhere in the prospectus that, at December 31, 2005, White River Bancshares had capital ratios substantially in excess of those required by the bank regulators.
     In response to prior comment 28, we made the following changes to Amendment No. 1 on pages 23 and F-17:

MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
Mr. Mark Webb
May 12, 2006

     Marine Bancorp, Inc. acquisition paragraph — “We also assumed debt obligations with carrying values of $39.7 million, which approximated its fair market values as a result of the rates being paid on the obligations were at or near estimated current market rates.”
     TCBancorp acquisition paragraph — “We also assumed debt obligations with carrying values of $20.9 million, which approximated its fair market values as a result of the rates being paid on the obligations were at or near estimated current market rates.”
     As indicated above, we conducted an evaluation by comparing the fair market value of the assumed debt obligations to the carrying value and determined that there was no material difference between the two. TCBancorp’s debt consisted of FHLB advances that matured in January and September 2005. The interest rates approximated current market rates and thus the carrying value of the debt approximated fair value.
     Marine Bancorp’s debt consisted of FHLB advances, repurchase agreements and junior subordinated debentures. Approximately $12.7 million of the FHLB advances and repurchase agreements were short-term borrowings with maturity dates of 30 days or less. Also, an additional $9.0 million of FHLB advances represented newly issued debt during 2005. Another $8.0 million matures in less than one year and the remaining $5.0 million represents longer-term maturities which had interest rates that approximated current rates. The $5.0 million of subordinated debentures have interest rates that adjust quarterly based on the then three-month LIBOR plus 315 basis points. Based on the above, the interest rate approximated current market rates and thus the carrying value of the debt approximated fair value.
     Based on the above facts, no purchase accounting adjustments were required to be made to the assumed debt obligations and thus no related intangible existed.
     Please advise if we need to revise the disclosures reflected in Amendment No. 1.
Note 4: Loans Receivable and Allowance for Loan Losses, page F-22
     9. Please refer to prior comment 34 and the revision made in response to it. Please further revise to disclose your accounting policy for forward commitments to sell your mortgage loans under SFAS 133, as amended.
     Response: The forward commitments to sell our $1.7 million of mortgage loans held for sale, which is 0.09% of total assets as of March 31, 2006, do qualify as a derivative. Our practice is to transfer these loans to the mortgage investor before the first payment is due. In practice we only hold these loans for a few days until delivery to the mortgage investor. Since these loans are held for a such short time, and considering the insignificant amount of the loans

MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
Mr. Mark Webb
May 12, 2006

in relation to total assets, we believe the fair value of forward commitments is not material. We have expanded our disclosure on F-24 to reflect this fact.
Note 5: Goodwill and Core Deposit Intangibles, page F-23
     10. Please refer to prior comment 36. From your response, it appears that the acquisition of CBB in December 2003 and the disposal of the CBB branch operation in 2004 are two separate transactions. Please revise to provide an expanded discussion of the basis for your accounting.
     Response: Supplementally, we would like to advise you of the circumstances that led to our accounting treatment for this transaction before any additional revisions are made to the footnotes.
     The acquisition of CBB in December 2003 and the disposal of the CBB branch operation in 2004 are two separate transactions. However, there were informal discussions at the time of the acquisition to dispose of the CBB branch. All branches during the CBB acquisition were adjusted to fair market value from appraisals performed at the acquisition date, including the branch ultimately disposed. The branch was sold in 2004 for approximately $1 million in excess of the December 2003 appraisal. Due to the closeness in proximity of the purchase of CBB and disposal of the branch, we concluded that a gain should not have been realized since the fair market value of the branch had not changed during the time frame we owned the branch. Since the allocation period of one year for SFAS 141 purchase accounting adjustments had not expired, we reallocated the purchase price for this branch to set it at a fair market value equal to the net sales price during the first quarter of 2004 to avoid improperly recognizing a gain. The offsetting entry was an adjustment to goodwill and core deposit intangibles.
     We believe the transaction has been properly accounted under paragraph 37.d(2) of SFAS 141 and the definition of the allocation period in the glossary to SFAS 141. In addition, we believe that all material information for the transaction has been disclosed.
     Please advise if we need to further revise the disclosure or if you disagree with the accounting.
Note 16: Leases, page F-34
     11. Please refer to prior comment 38 and revise to disclose your accounting policy for rent escalations and rent holidays, as applicable.
     Response: The requested change has been made to Footnote 16 of the financial statements. See page F-34 of Amendment No. 2.

MITCHELL, WILLIAMS,
SELIG, GATES & WOODYARD, P.L.L.C.
Mr. Mark Webb
May 12, 2006

Acknowledgments
     On behalf of Home BancShares, Inc. and each filing person, we are authorized to acknowledge that:
•	Home BancShares, Inc., or the filing person, is responsible for the adequacy and accuracy of the disclosure in its filings under the Securities Act of 1933 and the Securities Exchange Act of 1934;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Securities and Exchange Commission from taking any action with respect to the filings; and
•	Neither Home BancShares, Inc. nor any filing person may assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Sincerely yours,
MITCHELL, WILLIAMS, SELIG,
GATES & WOODYARD, P.L.L.C.
By
John S. Selig

JSS:rg
cc:	Jonathan E. Gottlieb (w/ enclosures) Margaret E. Fitzgerald (w/ enclosures) Paul Ellis Cline (w/ enclosures)
973582.3